Shareholder Report	12 Months Ended
Jun. 30, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Palmer Square Funds Trust
Entity Central Index Key	0002014487
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2026
C000252104
Shareholder Report [Line Items]
Fund Name	Palmer Square CLO Senior Debt ETF
Trading Symbol	PSQA
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Palmer Square CLO Senior Debt ETF ("Fund") for the period of July 1, 2025 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://etf.palmersquarefunds.com/funds/us-etfs/palmer-square-us-etfs. You can also request this information by contacting us at (855) 513-9988.
Material Fund Change Notice [Text Block]	The Fund did not have any material changes that occurred since the beginning of the reporting period.
Additional Information Phone Number	(855) 513-9988
Additional Information Website	https://etf.palmersquarefunds.com/funds/us-etfs/palmer-square-us-etfs
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)
Table Summary
Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PSQA	$20	0.20%

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.20%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

Summary of Results

As a refresher, the investment objective of the Palmer Square CLO Senior Debt ETF (“PSQA”) is to seek to provide investment results that correspond generally to the price and yield (before the Fund’s fees and expenses) of Palmer Square CLO Senior Debt Index.

For the 12-month period ended on June 30, 2026, the Palmer Square CLO Senior Debt ETF returned 5.36% (net of fees) (NAV) and 5.30% (net of fees) (Market Price) return. While the Palmer Square CLO Senior Debt Index, PSQA’s benchmark, returned 5.35%, and the broad based Bloomberg Aggregate Bond Index returned 3.79% over the same time period.

Top Performance Contributors

The positive absolute performance during the 12-month period was driven by current income from floating rate securities with exposure to high base rates. PSQA invests primarily in CLO Debt (specifically CLO AAA and CLO AA holdings). Short duration CLO AAA current yields are 5.25-5.75%, which is very high and compelling compared to history and have been benefiting from elevated rates.

Top Performance Detractors

Each of PSQA’s sector allocations provided a positive contribution to performance, with the majority of the contribution from the Fund’s CLO AAA exposure.

Current Positioning

The Fund closed the fiscal year with an 84% allocation to AAA CLO Debt and a 16% allocation to AA CLO Debt. The size of the CLO market continues to grow in the U.S. and has surpassed $1 trillion and $1.4 trillion globally, which is now the largest credit sector within securitized products. Demand continued in 2026 with $84B in new issuance (-22% Year-over-Year) and $158B in refi/resets. Based on this backdrop, the management team is confident they can continue to manage the Fund to correspond generally to the price and yield (before the Fund’s fees and expenses) of Palmer Square CLO Senior Debt Index.

Line Graph [Table Text Block]
Table Summary
	Palmer Square CLO Senior Debt ETF	Palmer Square CLO Senior Debt Index	Bloomberg U.S. Aggregate Bond Index
9/11/24	$10,000	$10,000	$10,000
9/24	$10,060	$10,033	$9,962
12/24	$10,211	$10,198	$9,657
3/25	$10,434	$10,329	$9,926
6/25	$10,496	$10,487	$10,045
9/25	$10,645	$10,645	$10,250
12/25	$10,805	$10,782	$10,361
3/26	$10,935	$10,901	$10,357
6/26	$11,052	$11,048	$10,426

Average Annual Return [Table Text Block]
Table Summary
Fund/Index Name	1 Year	Since Inception (9/11/24)
Palmer Square CLO Senior Debt ETF	5.36%	5.75%
Palmer Square CLO Senior Debt Index	5.35%	5.72%
Bloomberg U.S. Aggregate Bond Index	3.79%	2.34%

Performance Inception Date	Sep. 11, 2024
AssetsNet	$ 142,769,113
Holdings Count | Holding	117
Advisory Fees Paid, Amount	$ 156,554
InvestmentCompanyPortfolioTurnover	41.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets	$142,769,113
Investment advisory fees paid	$156,554
Total Number of Portfolio Holdings	117
Portfolio Turnover Rate	41%

Holdings [Text Block]

Ratings Summary* (% of Total Investments)

Table Summary
AAA	84.5%
AA	13.4%
AA+	2.0%

* Credit quality ratings reflect the middle rating received from Moody’s, Standard & Poor's and Fitch, where all three agencies have provided a rating. If only two agencies rate a security, the lowest rating is used. If only one agency rates a security, that rating is used. Ratings are measured on a scale that ranges from AAA (highest) to D (lowest).

Largest Holdings [Text Block]

Top 10 Issuers (% of net assets)

Table Summary
Magnetite Ltd.	9.2%
Madison Park Funding Ltd.	5.4%
Bain Capital Credit CLO Ltd.	5.4%
Elmwood CLO Ltd.	4.6%
Benefit Street Partners CLO Ltd.	4.5%
Apidos CLO Ltd.	4.0%
Neuberger Berman Loan Advisers CLO Ltd.	3.6%
Carlyle US CLO Ltd.	3.5%
AIMCO CLO Ltd.	3.2%
Regatta Funding Ltd.	3.1%

Material Fund Change [Text Block]	Material Fund Changes The Fund did not have any material changes that occurred since the beginning of the reporting period.
C000249932
Shareholder Report [Line Items]
Fund Name	Palmer Square Credit Opportunities ETF
Trading Symbol	PSQO
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Palmer Square Credit Opportunities ETF ("Fund") for the period of July 1, 2025 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://etf.palmersquarefunds.com/funds/us-etfs/palmer-square-us-etfs. You can also request this information by contacting us at (855) 513-9988.
Material Fund Change Notice [Text Block]	The Fund did not have any material changes that occurred since the beginning of the reporting period.
Additional Information Phone Number	(855) 513-9988
Additional Information Website	https://etf.palmersquarefunds.com/funds/us-etfs/palmer-square-us-etfs
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)
Table Summary
Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PSQO	$50	0.50%

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.50%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

Summary of Results

As a refresher, the investment objective of the Palmer Square Credit Opportunities ETF (“PSQO”) is to seek a high level of current income. PSQO also seeks long-term capital appreciation as a secondary objective. In seeking to achieve that investment objective, the Investment Team employs a flexible mandate that will be allocated across a diverse mix of relative value credit opportunities within CLOs, corporate credit, asset-backed securities, and bank loans.

For the 12-month period ended on June 30, 2026, the Palmer Square Credit Opportunities ETF returned 5.25% (net of fees) (NAV) and 5.54% (net of fees) (Market Price) return. While the Bloomberg U.S. Corporate 1-3 Year Index, PSQO’s benchmark, returned 3.85%, and the broad based Bloomberg Aggregate Bond Index returned 3.79% over the same time period.

Top Performance Contributors

The positive absolute performance during the 12-month period was driven mostly by current income from floating rate securities with exposure to high base rates. CLO Debt (specifically CLO AAA and CLO BBB holdings) provided the greatest positive contribution. The Fund’s corporate bonds exposure, both investment grade (“IG”) and high yield (“HY”), provided the second greatest positive contribution. U.S. Treasury, ABS/MBS and Bank Loans holdings also provided positive contributions.

Top Performance Detractors

Each of PSQO’s sector allocations provided a positive contribution to performance. Exposure in CMBS and Investment Grade Bank Loans provided the smallest positive contribution.

Current Positioning

The Fund closed the fiscal year conservatively positioned. CLO debt remains the largest allocation and exposure in the capital stack is primarily split between AAA and BBB, followed by smaller allocations to CLO BB debt and CLO AA debt. U.S. Treasuries is the second largest allocation, followed closely by Bank Loans, HY Corporate Debt and ABS/MBS. IG Corporates is the smallest allocations. In ABS/MBS, we continue to like prime consumer borrowers while subprime consumers continue to struggle with higher inflation. Finally, the Fund maintained our constructive stance on higher quality U.S. bank loans and expect to keep allocations near current levels in the near term.

Line Graph [Table Text Block]
Table Summary
	Palmer Square Credit Opportunities ETF	Bloomberg U.S. Corporate 1-3 Year Index	Bloomberg U.S. Aggregate Bond Index
9/11/24	$10,000	$10,000	$10,000
9/24	$10,085	$10,032	$9,962
12/24	$10,216	$10,052	$9,657
3/25	$10,385	$10,215	$9,926
6/25	$10,577	$10,366	$10,045
9/25	$10,767	$10,514	$10,250
12/25	$10,931	$10,643	$10,361
3/26	$10,954	$10,675	$10,357
6/26	$11,163	$10,766	$10,426

Average Annual Return [Table Text Block]
Table Summary
Fund/Index Name	1 Year	Since Inception (9/11/24)
Palmer Square Credit Opportunities ETF	5.25%	6.14%
Bloomberg U.S. Corporate 1-3 Year Index	3.85%	4.18%
Bloomberg U.S. Aggregate Bond Index	3.79%	2.34%

Performance Inception Date	Sep. 11, 2024
AssetsNet	$ 259,135,706
Holdings Count | Holding	431
Advisory Fees Paid, Amount	$ 738,409
InvestmentCompanyPortfolioTurnover	84.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets	$259,135,706
Investment advisory fees paid	$738,409
Total Number of Portfolio Holdings	431
Portfolio Turnover Rate	84%

Holdings [Text Block]

Investment Type (% of net assets)

Table Summary
Collateralized Loan Obligations	50.1%
Corporate Bonds	19.5%
U.S. Government and Agency Securities	7.0%
Bank Loans	10.7%
Residential Mortgage-Backed Securities	5.1%
Asset-Backed Securities	4.9%
Commercial Mortgage-Backed Securities	0.3%
Convertible Bonds	0.1%
Short term Investment	4.0%

Largest Holdings [Text Block]

Top 10 Issuers (% of net assets)

Table Summary
U.S. Treasury Notes	7.0%
Elmwood CLO Ltd.	4.7%
Carlyle US CLO Ltd.	2.5%
Post CLO Ltd.	2.3%
Dryden CLO Ltd.	2.3%
Magnetite Ltd.	2.2%
Empower CLO Ltd.	1.9%
Barings CLO Ltd.	1.6%
Signal Peak CLO Ltd.	1.4%
Riserva CLO Ltd.	1.3%

Material Fund Change [Text Block]	Material Fund Changes The Fund did not have any material changes that occurred since the beginning of the reporting period.
C000264228
Shareholder Report [Line Items]
Fund Name	Palmer Square Income Plus Fund
Class Name	Class I
Trading Symbol	PSYPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Palmer Square Income Plus Fund ("Fund") for the period of July 1, 2025 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.palmersquarefunds.com/funds/income-plus-fund-psypx-pstpx. You can also request this information by contacting us at (800) 736-1145.
Material Fund Change Notice [Text Block]	The Fund did not have any material changes that occurred since the beginning of the reporting period.
Additional Information Phone Number	(800) 736-1145
Additional Information Website	https://www.palmersquarefunds.com/funds/income-plus-fund-psypx-pstpx
Expenses Paid, Amount	$ 65
Expense Ratio, Percent	0.65%
AssetsNet	$ 883,165,632
Holdings Count | Holding	430
Advisory Fees Paid, Amount	$ 4,974,609
InvestmentCompanyPortfolioTurnover	82.00%
C000264227
Shareholder Report [Line Items]
Fund Name	Palmer Square Income Plus Fund
Class Name	Class T
Trading Symbol	PSTPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Palmer Square Income Plus Fund ("Fund") for the period of July 1, 2025 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.palmersquarefunds.com/funds/income-plus-fund-psypx-pstpx. You can also request this information by contacting us at (800) 736-1145.
Material Fund Change Notice [Text Block]	The Fund did not have any material changes that occurred since the beginning of the reporting period.
Additional Information Phone Number	(800) 736-1145
Additional Information Website	https://www.palmersquarefunds.com/funds/income-plus-fund-psypx-pstpx
Expenses Paid, Amount	$ 57
Expense Ratio, Percent	0.57%
AssetsNet	$ 883,165,632
Holdings Count | Holding	430
Advisory Fees Paid, Amount	$ 4,974,609
InvestmentCompanyPortfolioTurnover	82.00%
C000264229
Shareholder Report [Line Items]
Fund Name	Palmer Square Ultra-Short Duration Investment Grade Fund
Class Name	Class I
Trading Symbol	PSDSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Palmer Square Ultra-Short Duration Investment Grade Fund ("Fund") for the period of July 1, 2025 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.palmersquarefunds.com/funds/ultra-short-duration-investment-grade-fund-psdsx. You can also request this information by contacting us at (800) 736-1145.
Material Fund Change Notice [Text Block]	The Fund did not have any material changes that occurred since the beginning of the reporting period.
Additional Information Phone Number	(800) 736-1145
Additional Information Website	https://www.palmersquarefunds.com/funds/ultra-short-duration-investment-grade-fund-psdsx
Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.50%
AssetsNet	$ 46,525,367
Holdings Count | Holding	117
Advisory Fees Paid, Amount	$ 152,163
InvestmentCompanyPortfolioTurnover	103.00%